SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Jan. 31, 2022	Oct. 30, 2021	Jan. 31, 2021	Oct. 30, 2020	Oct. 31, 2019
Allowance for bad debt		$ 0
Accrued dividend	$ 72,625	11,620
Deferred revenue	204,961	168,728
Advertising costs	$ 204,603	138,332
Interest rate	6.00%
Description of inception	the Series B Preferred shares which had not accrued since their inception of July 15, 2015
Right to use asset and operating lease liability	$ 16,234	40,883	$ 10,372	$ 16,234		$ 40,883
Cash deposits	$ 797,808	$ 816,798	632,919	$ 797,808	$ 620,987	$ 816,798	$ 700,410
Support [Member]
Right to use asset and operating lease liability			$ 68,584
Equity Option [Member]
Common stock shares, issuable	7,958,900	7,958,900
U S [Member]
Cash deposits	$ 250,000
Canada [Member]
Cash deposits	$ 100,000